Share-based Payments (Details 2) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 10, 2011	Jun. 15, 2011	Jul. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Ordinary shares	Jun. 15, 2011 Ordinary shares	Feb. 21, 2011 Founders item	Dec. 31, 2011 Founders	Dec. 31, 2011 Founders Ordinary shares	Jun. 15, 2011 High Vivacity Ordinary shares Elegant Motion	Jul. 31, 2012 Before Modification	Dec. 31, 2013 Before Modification	Jul. 31, 2012 After Modification	Dec. 31, 2013 After Modification	Dec. 31, 2013 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Dec. 31, 2013 Executives and employees	Dec. 31, 2012 Executives and employees	Dec. 31, 2011 Vice chairman of the board of directors Ordinary shares
Additional information related to stock options
Share-based payment expenses related to share options granted		$ 6,205,709		$ 12,456,263	$ 7,596,949	$ 73,927,902				$ 63,908,618							$ 8,348,740	$ 7,369,081	$ 3,813,576
Fair value of shares vested				8,975,087	10,617,312
Unrecognized compensation cost related to unvested share options granted																				14,867,234	14,511,914
Weighted-average period over which unrecognized compensation cost is to be recognized																				2 years 1 month 2 days	2 years 5 months 12 days
Options approved for modification (in shares)			819,638
Incremental compensation cost resulting from modification			1,122,360
Incremental compensation cost resulting from modification recorded during the period				239,073	484,862
Incremental compensation cost to be amortized over the remaining vesting period of the modified options				$ 398,425	$ 637,498
Initial vesting percentage of shares held									40.00%
Number of equal and continuous monthly installments in which remaining shares are to be vested									36
Number of shares transferred to redistribute diluted shareholdings of founders												1,521,007
Fair value on the date of grant (in dollars per share)								$ 4.08
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)														0.00%		0.00%
Risk-free interest rate (as a percent)														3.00%		3.00%
Expected Volatility (as a percent)														42.55%		42.55%
Expected life														4 years 6 months		4 years 6 months
Exercise multiples														2.2		2.2
Fair value of underlying ordinary shares (in dollars per share)	$ 4.31													$ 2.78		$ 2.78
Exercise Price per share (in dollars per share)				$ 0.72	$ 2.51	$ 1.25							$ 2.52	$ 2.52	$ 0.50	$ 0.50
Number of ordinary shares
Granted (in shares)											18,632,250											1,521,007
Vested (in shares)							(20,153,257)
Weighted average granted date fair value
Granted (in dollars per share)											$ 3.43											$ 4.08